Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense (in thousands)
	Years Ended September 30
	2016	2015	2014
Stock option grants	$166	267	441
Annual director stock award	412	536	698
	$578	803	1,139

Summary of Changes in outstanding options (in thousands, except share and per share amounts)

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)
Outstanding at
October 1, 2013	414,590	$20.40	4.2	$3,668
Granted	31,790	$41.39		$545
Exercised	(119,550)	$12.23		$(732)
Outstanding at
September 30, 2014	326,830	$25.43	5.0	$3,481
Spin-off adjustment				$(865)
Spin-off conversion	17,795	$20.63		$155
Granted	39,425	$26.97		$432
Forfeited	(6,000)	$14.97		$(35)
Exercised	(72,300)	$13.31		$(430)
Outstanding at
September 30, 2015	305,750	$21.90	5.9	$2,738
Granted	21,540	$31.15		$272
Exercised	(63,730)	$18.39		$(471)
Outstanding at
September 30, 2016	263,560	$23.50	5.6	$2,539
Exercisable at
September 30, 2016	185,713	$22.30	4.7	$1,621
Vested during
twelve months ended
September 30, 2016	35,596			$341

Summary of Stock Options Outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.51 – $24.75	5,539	16.72	5.2
$24.76 - $37.25	40,692	23.99	7.4
$37.26 - $41.39	31,616	31.13	8.2
	77,847	$26.37	7.6	Years
Exercisable:
$16.51 - $24.75	19,756	16.72	5.2
$24.76 - $37.25	142,473	21.62	4.2
$37.26 - $41.39	23,484	31.11	7.7
	185,713	$22.30	4.7	Years
Total	263,560	$23.50	5.6	Years